DEBT - Schedule of Outstanding Gross Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	$ 159,739	$ 180,065
Long-term debt	904,162	958,237
Total long-term debt and short-term debt	1,063,901	1,138,302
Debt issuance costs	6,600	$ 6,200
CoolCo debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	74,900
Long-term debt	904,162
Total long-term debt and short-term debt	979,062
VIE debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	84,839
Long-term debt	0
Total long-term debt and short-term debt	$ 84,839